Taxes (Details) - Schedule of Components of Deferred Tax Assets and Liabilities (Parentheticals)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Marketing and advertising expense percentage	15.00%	15.00%